Long-Term Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt
Long-term debt is listed below:

December 31,	2017		2016
(In thousands)	Outstanding Balance	Average Rate	Outstanding Balance	Average Rate
Total Federal Home Loan Bank advances by year of maturity:
2017	$—	—%	$50,000	1.25%
2018	150,000	2.04%	150,000	2.04%
2019	100,000	1.92%	75,000	1.96%
2020	50,000	2.04%	25,000	2.14%
2021	100,000	1.96%	—	—%
2022	—	—%	—	—%
Thereafter	100,000	3.40%	100,000	3.40%
Total	$500,000	2.27%	400,000	2.27%
Total broker repurchase agreements by year of maturity:
2017	—	—%	300,000	1.75%
Total	$—	—%	$300,000	1.75%
Total combined long-term debt by year of maturity:
2017	—	—%	350,000	1.68%
2018	150,000	2.04%	150,000	2.04%
2019	100,000	1.92%	75,000	1.96%
2020	50,000	2.04%	25,000	2.14%
2021	100,000	1.96%	—	—%
2022	—	—%	—	—%
Thereafter	100,000	3.40%	100,000	3.40%
Total	$500,000	2.27%	$700,000	2.05%
Prepayment penalty	—	—	(5,719)	—
Total long-term debt	$500,000	2.27%	$694,281	2.07%

On November 30, 2012, Park restructured $300 million in repurchase agreements at a rate of 1.75%. As part of this restructuring, Park paid a prepayment penalty of $25 million. The penalty was amortized as an adjustment to interest expense over the remaining term of the repurchase agreements using the effective interest method, resulting in an effective interest rate of 3.55%. Of the $25 million prepayment penalty, none remained to be amortized as of December 31, 2017.

On November 21, 2014, Park restructured $50 million in FHLB advances at a rate of 1.25%. As part of this restructuring, Park paid a prepayment penalty of $3.2 million. The penalty was amortized as an adjustment to interest expense over the remaining term of the advances using the effective interest method, resulting in an effective interest rate of 3.52%. Of the $3.2 million prepayment penalty, none remained to be amortized as of December 31, 2017.

On March 30, 2015, Park prepaid $54.5 million of FHLB advances, with a weighted average rate of 1.59%, resulting in a prepayment penalty of $532,000 recognized within other expense on the Consolidated Statements of Income for the year ended December 31, 2015.

On October 20, 2016, Park prepaid $50.0 million of FHLB advances, incurring a $5.6 million prepayment penalty recognized within other expense on the Consolidated Statements of Income for the year ended December 31, 2016. These advances had an interest rate of 3.15% and a maturity date of November 13, 2023.

Park had $100.0 million of long-term debt at December 31, 2017 with a contractual maturity longer than five years. However, all of this debt is callable by the lender in 2018.

At December 31, 2017 and 2016, FHLB advances were collateralized by investment securities owned by the Corporation’s bank subsidiary (PNB) and by various loans pledged under a blanket agreement by PNB's banking divisions. At both December 31, 2017 and 2016, $25 million of investment securities were pledged as collateral for FHLB advances. At December 31, 2017 and 2016, $1,789 million and $1,909 million, respectively, of commercial real estate and residential mortgage loans were pledged under a blanket agreement to the FHLB by PNB. See Note 12 - Repurchase Agreement Borrowings for information related to investment securities collateralizing repurchase agreements.